Income Taxes - Reconciliation of the statutory tax rate to effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
RATE
Loss before tax:	$ 12,475	$ (74,049)	$ (51,483)	$ (66,933)	$ (133,069)	$ (143,624)	$ (120,594)	$ (195,107)	$ (236,513)	$ (285,223)
Income tax, at the statutory rate									$ (44,937)	$ (54,905)
Income tax expense based on federal statutory rate									19.00%	19.30%
Effect of different tax rates									(1.20%)	3.30%
Tax rate modifications										5.70%
Valuation Allowances									(18.00%)	(20.80%)
Permanent differences									(0.70%)	0.30%
Withholding tax									(0.20%)	(0.30%)
Tax indemnity									(2.70%)
Sale of Subsidiary									2.20%
Other									(0.80%)
Effective rate									(2.40%)	7.50%